Income Tax - Schedule of Unrecognized Deferred Taxes (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred taxes	€ 53,050	€ 12,762
Tax Loss Carry Forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred taxes	€ 53,050	€ 12,762